Stockholders’ Equity - Schedule of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Stock Option Activity [Abstract]
Options, Outstanding | shares
Weighted- Average Exercise Price Per Share, Outstanding | $ / shares
Options, Granted | shares	235,000
Weighted- Average Exercise Price Per Share, Granted | $ / shares	$ 2.02
Options, Exercised | shares
Weighted- Average Exercise Price Per Share, Exercised | $ / shares
Options, Forfeited | shares
Weighted- Average Exercise Price Per Share, Forfeited | $ / shares
Options, Expired | shares
Weighted- Average Exercise Price Per Share, Expired | $ / shares
Options, Outstanding and expected to vest | shares	235,000
Weighted- Average Exercise Price Per Share, Outstanding and expected to vest | $ / shares	$ 2.02